Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 228.8	$ 315.9	$ 87.0
Restricted cash included in other assets	1.6	5.4	1.0
Total cash and cash equivalents and restricted cash	$ 230.4	$ 321.3	$ 88.0